Income taxes (Tables)	3 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the three months ended March 31, 2025 and March 31, 2024, comprise:

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Income tax expense	$19,603	$28,324
Total	$19,603	$28,324